Guarantees, commitments and risks - Sensitivity USD (Details) - Strategic liquidity risk - USD - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Guarantees, commitments and risks
Value at risk	$ 50	$ 20
Minimum
Guarantees, commitments and risks
Value at risk	20	10
Maximum
Guarantees, commitments and risks
Value at risk	50	40
Average
Guarantees, commitments and risks
Value at risk	$ 40	$ 20